PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed statements of cash flows
Net cash provided by (used in) operating activities	¥ 465,598,711	$ 71,356,124	¥ 178,680,435	¥ 8,569,117
Net cash provided by (used in) investing activities	(535,231,611)	(82,027,833)	(467,889,241)	(103,589,651)
Net cash provided by (used in) financing activities	(13,163,686)	(2,017,423)	35,282,416	555,382,588
Effect of foreign currency exchange rate changes on cash and restricted cash	(23,332,213)	(3,575,818)	7,206,098	6,074,726
Net increase (decrease) in cash and restricted cash	(106,128,799)	(16,264,950)	(246,720,292)	466,436,780
Cash and restricted cash at the beginning of the year	501,602,013	76,873,872	748,322,305	281,885,525
Cash and restricted cash at the end of the year	395,473,214	$ 60,608,922	501,602,013	748,322,305
Reportable Legal Entities | Parent Company
Condensed statements of cash flows
Net cash provided by (used in) operating activities	(55,920,062)		124,118,382	(351,432,253)
Net cash provided by (used in) investing activities	34,502,559		(144,813,597)	(19,902,073)
Net cash provided by (used in) financing activities	24,230,446		(2,133,713)	481,123,035
Effect of foreign currency exchange rate changes on cash and restricted cash	(16,693,391)		4,249,727	7,176,014
Net increase (decrease) in cash and restricted cash	(13,880,448)		(18,579,201)	116,964,723
Cash and restricted cash at the beginning of the year	255,679,224		274,258,425	157,293,702
Cash and restricted cash at the end of the year	¥ 241,798,776		¥ 255,679,224	¥ 274,258,425